Consolidated and Combined Statements of Stockholders' Equity Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained earnings [Member]
Retained earnings:
Dividends per share	$ 0.10	$ 0.02
Change in net unrealized investment gains (losses) during the period, income tax expense (benefit):
Cumulative Effect of Initial Adoption of New Accounting Principles, Net of Income Tax			$ 3,929
Accumulated other comprehensive income [Member]
Accumulated other comprehensive income:
Change in foreign currency translation adjustment, income tax expense (benefit)	0	4,630	27,125
Change in net unrealized investment gains (losses) during the period, income tax expense (benefit):
Change in net unrealized investment gains (losses) not other-than-temporarily impaired, income tax expense (benefit)	(1,785)	(24,848)	245,060
Change in net unrealized investment gains (losses) other-than-temporarily impaired, income tax expense (benefit)	328	7,455	4,751
Cumulative Effect of Initial Adoption of New Accounting Principles, Net of Income Tax			$ (3,929)